Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Description of Business [Line Items]
Date of incorporation	Jun. 27, 2003
Nevada Corporation
Description of Business [Line Items]
Date of merger	Aug. 29, 2008